Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following:
	December 31,	December 31,
	2020	2019
Raw materials	175	137
Work-in-process	1,120	1,104
Finished products	546	450
Total	1,841	1,691